Accounts payable and other (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and other [Abstract]
Trade payables	464	408
Payroll-related accruals	317	351
Accrued charges	166	156
Accrued interest	95	125
Income and other taxes	208	96
Stock-based incentives liability	106	80
Personal injury and other claims provisions	48	45
Environmental provisions	45	41	31
Other postretirement benefits liability	17	18
Other	191	157
Total accounts payable and other	1,657	1,477